Average Annual Total Returns{- Fidelity Flex® 500 Index Fund} - 02.28 Fidelity Flex 500 Index Fund PRO-08 - Fidelity Flex® 500 Index Fund	Fidelity Flex 500 Index Fund-Default Return Before Taxes Past 1 year	Fidelity Flex 500 Index Fund-Default Return Before Taxes Since Inception		Fidelity Flex 500 Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex 500 Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex 500 Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex 500 Index Fund-Default After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	28.69%	17.79%	[1]	28.25%	17.30%	[1]	17.22%	14.27%	[1]	28.71%	17.79%	[1]

[1]	(a)From March 9, 2017